Loans, net - Additional information (Detail) - PEN (S/)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans refinanced			S/ 104,173,000	S/ 132,172,000
Loan held for managing liquidity risk			2,501,672,000	3,513,905,000	S/ 12,663,960,000
Loans and receivables			49,229,448,000	46,520,382,000
Borrowings			6,075,433,000	5,551,629,000
Interbank [Member]
Disclosure of financial assets [line items]
Balance of credits rescheduled social conflicts and others			853,222,000	1,979,342,000
National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		101.86%
Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		82.94%
Event After Reporting Period [Member] | National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	112.98%
Event After Reporting Period [Member] | Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	93.86%
Reactiva Peru Program [Member]
Disclosure of financial assets [line items]
Borrowings			212,398,000	730,508,000
Loans [Member] | securities [Member]
Disclosure of financial assets [line items]
Loans and receivables			123,772,000	504,158,000
Credit cards [member] | Non revolving consumer loans [Member]
Disclosure of financial assets [line items]
Loans and receivables			S/ 2,666,284,000	S/ 3,149,149,000